Stock-Based Compensation (Stock Units Converted To Common Stock) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Total intrinsic value of vested stock units converted to common stock	$ 11.7	$ 8.0	$ 12.1